SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017



May 2, 2001


EDGAR Postmaster, BDM: Postmaster


Re:	Anchor Pathway Fund
Securities Act File No. 33-14227
Post-Effective Amendment No. 19

Ladies and Gentlemen:

I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated May 1, 2001, no changes were made from the Prospectus and the Statement of Additional Information contained in Post
Effective Amendment No. 19 to the Fund's Registration
Statement on Form N-1A, which was filed with the Commission on April 27, 2001.

Please provide a Notice of Acceptance for receipt of this filing.


Very truly yours


/s/ Jeffrey H. Warnock
Jeffrey H. Warnock
Counsel